Share-Based Payments - Bud Weiser Apac Share-Based Compensation Program (Detail) shares in Millions, Unit_pure in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($) shares
Long Term Incentive Stock Option Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Number of shares granted | shares		0.1
Fair value of options granted		$ 2
Restricted Stock Units [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value	$ 2	$ 52
Budweiser APAC [Member] | Long Term Incentive Stock Option Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Number of shares granted	69.7
Fair value of options granted	$ 52
Budweiser APAC [Member] | Restricted Stock Units [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value	7.0
Share-based compensation grant date fair value	$ 84
Budweiser APAC [Member] | Share-Based Compensation Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value	0.2
Share-based compensation grant date fair value	$ 1
Budweiser APAC [Member] | People bet plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value	0.6
Share-based compensation grant date fair value	$ 2